Note 7 - Accrued Interest Receivable (Details) - Components of Interest Receivable (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 7 - Accrued Interest Receivable (Details) - Components of Interest Receivable [Line Items]
Interest receivable	$ 1,251	$ 1,318	$ 1,229
Loans 1 [Member]
Note 7 - Accrued Interest Receivable (Details) - Components of Interest Receivable [Line Items]
Interest receivable	874	886	847
Securities Heldto Maturity [Member]
Note 7 - Accrued Interest Receivable (Details) - Components of Interest Receivable [Line Items]
Interest receivable	$ 377	$ 432	$ 382